Organization and principal activities (Tables)	6 Months Ended
Jun. 30, 2025
Organization and principal activities
Schedule of assets and liabilities of the VIE and its subsidiaries

	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
	(Audited)	(Unaudited)	(Unaudited)
ASSETS:
Current assets:
Cash and cash equivalents	84,136	64,864	9,055
Accounts and notes receivable, net	50,032	53,593	7,481
Prepayments and other current assets	11,412	11,544	1,611
Amounts due from the Company and its subsidiaries	232,201	240,061	33,511
Total current assets	377,781	370,062	51,658
Non-current assets:
Property and equipment, net	3,680	2,360	329
Operating lease right-of-use assets	8,879	10,015	1,398
Intangible assets, net	13,765	11,772	1,643
Goodwill	37,785	37,785	5,275
Long-term investments	79,120	79,095	11,041
Deferred tax assets	131	11	2
Other non-current assets	731	1,021	143
Total non-current assets	144,091	142,059	19,831
Total assets	521,872	512,121	71,489
LIABILITIES:
Current liabilities:
Short-term loan	3,000	—	—
Accounts payable	26,479	32,378	4,520
Deferred revenue and customer deposits	129,918	119,993	16,750
Operating lease liabilities	2,750	3,027	423
Accrued liabilities and other current liabilities	68,349	55,889	7,802
Amounts due to the Company and its subsidiaries	439,818	446,098	62,273
Total current liabilities	670,314	657,385	91,768
Non-current liabilities:
Operating lease liabilities	6,437	7,103	992
Deferred tax liabilities	3,059	2,118	296
Other non-current liabilities	567	567	79
Total non-current liabilities	10,063	9,788	1,367
Total liabilities	680,377	667,173	93,135

Schedule of results of operations and cash flows of VIE and subsidiaries

	Six months ended June 30,
	2024	2025
	RMB	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Revenues	139,932	172,437	24,071
Cost of revenues	(39,761)	(53,804)	(7,511)
Net (loss)/income	(409)	3,363	469
Net cash used in operating activities	(20,018)	(15,416)	(2,152)
Net cash used in investing activities	(709)	(856)	(119)
Net cash provided by/(used in) financing activities	3,000	(3,000)	(419)